Commitments, Contingent Liabilities and Other (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Company's Estimated Warranty Liability

The following table reflects the changes in the Company’s estimated warranty liability for the years ended December 31, 2012 and 2011:

	Years Ended December 31
	2012	2011
Balance, beginning of year	$11,161	$12,166
Payments and other adjustments made during the year	(4,560)	(3,948)
Warranties issued during the year	7,701	3,045
Adjustments made for pre-existing warranties	(123)	(102)

Balance, end of year	$14,179	$11,161

Schedule of Future Minimum Payments for Lease and Other Obligations	The Company has committed to future minimum payments for lease and other obligations as follows:

Year of Expiry
2013	$5,108
2014	4,997
2015	4,028
2016	3,720
2017	3,025
Thereafter	6,804

$27,682